Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1		$ 197,463	$ 179,077
Warranties issued during the year		78,344	88,244
Reduction due to warranties forfeited or claimed during the year	[1]	(90,531)	(69,858)
Balance, at December 31		191,948	197,463
Standard Product Warranty [Line Items]
Product Warranty Accrual, Additions from Business Acquisition		$ 6,672	$ 0

[1]	U. WARRANTYThe Company estimates the costs that may be incurred under its basic warranty. Such costs are estimated as part of the total contract’s cost and are recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the Balance Sheet, are as follows: 2015 2014Balance, at January 1$197,463 $179,077Warranties issued during the year78,344 88,244Reduction due to warranties forfeited or claimed during the year(90,531) (69,858)Additions resulting from acquisitions6,672 —Balance, at December 31$191,948 $197,463Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)